LOAN RECEIVABLES	12 Months Ended
Dec. 31, 2020
LOAN RECEIVABLES
LOAN RECEIVABLES

NOTE 5 – LOAN RECEIVABLES

USDm	2020	2019	2018
Loan receivables
Cost:
Balance as of 1 January	4.7	—	—
Additions during the year	—	4.7	—
Balance as of 31 December	4.7	4.7	—

Expected credit loss:
Balance as of 1 January	0.1	—	—
Additions during the year	—	0.1	—
Balance as of 31 December	0.1	0.1	—

Carrying amount as of 31 December	4.6	4.6	—

These loans were issued as part of sale and leaseback transactions for two MR vessels. The loans mature in 2026 and have an interest rate applicable, fixed at 1% per annum.

Expected credit loss is recognized based on the 12-month expected credit losses.